Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of effective income tax rate reconciliation
The Company’s effective income tax rate reconciliation is composed of the following for the periods presented:

	Years Ended December 31,
	2019	2020	2021
Federal statutory rate	21.0%	21.0%	21.0%
Change in valuation allowance	(19.5)%	(19.5)%	(20.2)%
Stock-based compensation	(1.4)%	(1.7)%	(0.6)%
Other	(0.1)%	(0.2)%	(0.2)%

Provision for income taxes	—%	—%	—%

Summary of components of net deferred tax assets
The components of net deferred tax assets are as follows (in thousands):

	December 31,
	2020	2021
Deferred tax assets:
Net operating loss carryforwards	$69,486	$95,311
Deferred revenue	2,532	2,665
Inventory reserve and uniform capitalization	2,067	2,795
Operating lease liabilities	6,042	5,576
Accruals and other reserves	1,794	1,908
Stock-based compensation	240	4,339
Other	1,637	3,103

Total deferred tax assets	83,798	115,697
Less: valuation allowance	75,061	107,300

Total deferred tax assets, net of valuation allowance	8,737	8,397

Deferred tax liabilities:
Operating lease right-of-use assets	(5,518)	(5,017)
Depreciation and amortization	(3,219)	(3,380)

Total deferred tax liabilities	(8,737)	(8,397)

Net deferred tax assets	$—	$—

Summary of valuation allowances on deferred tax assets
The following summarizes the activity related to valuation allowances on deferred tax assets:

	December 31,
	2020	2021
Valuation allowance, as of beginning of year	$59,634	$75,061
Valuation allowance established	15,499	32,511
Changes to existing valuation allowances	(72)	(272)

Valuation allowance, as of end of year	$75,061	$107,300

Summary of unrecognized tax benefits
Uncertain Tax Positions
The Company’s unrecognized tax benefits are as follows (in thousands):

	December 31,
	2020	2021
Balance at beginning of year	$530	$35
Decrease related to prior period tax positions	(505)	—
Increase related to current year tax positions	10	5

Balance at end of year	$35	$40